Description of Business (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2019	Jul. 31, 2018	Mar. 31, 2020	Dec. 31, 2019
Description of Business (Textual)
Incorporation of business, date			Oct. 01, 2017	Oct. 01, 2017
Incorporation country name			Delaware	Delaware
IPO [Member]
Description of Business (Textual)
Proceeds from initial public offering	$ 8,200,000	$ 6,300,000